Significant Accounting Policies - Sales and marketing expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies
Advertising expense	$ 8,670	$ 5,101	$ 772